SHARE CAPITAL (Stock Option Plans) (Details) (2007 Share Incentive Plan [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2014	Dec. 30, 2013	Dec. 04, 2013	Dec. 03, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for grant under the plan	2,764,707	2,529,412		2,764,707	2,529,412		1,823,530
Expiration date of option plan	Jan. 01, 2017
Vesting period	4 years
Additional shares authorized under plan		235,295
Stock compensation			$ 1,503
The minimum number of shares that will be issued annually on the first day of each fiscal year if less then (i) two percent of the outstanding ordinary shares on the last day of the immediately preceding year, and (ii) an amount determined by the board of directors.						588,236
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, contractual term			7 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period		7 years
Options, contractual term			10 years